UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04852

Victory Portfolios
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio		44144
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		800-539-3863

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2017

Item 1. Schedule of Investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Diversified Stock Fund	July 31, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.3%)

Consumer Discretionary (16.4%):
Amazon.com, Inc.(a)	6,955	$6,870
Big Lots, Inc.	113,515	5,638
Comcast Corp., Class A	262,360	10,612
D.R. Horton, Inc.	202,865	7,241
LCI Industries	51,380	5,485
Lear Corp.	22,335	3,310
Lowe’s Co., Inc.	95,910	7,424
Magna International, Inc., ADR	74,320	3,544
PulteGroup, Inc.	294,900	7,201
Royal Caribbean Cruises Ltd.	61,685	6,975
The Children’s Place, Inc.	45,915	4,851
The Home Depot, Inc.	31,530	4,717
Thor Industries, Inc.	62,850	6,621
		80,489
Consumer Staples (3.9%):
Altria Group, Inc.	66,820	4,341
Costco Wholesale Corp.	22,025	3,491
The Coca-Cola Co.	113,895	5,221
Wal-Mart Stores, Inc.	74,980	5,998
		19,051
Electronic Equipment, Instruments & Components (3.2%):
Sanmina Corp.(a)	72,195	2,588
SYNNEX Corp.	55,120	6,555
Tech Data Corp.(a)	65,780	6,736
		15,879
Energy (3.8%):
Diamondback Energy, Inc.(a)	32,570	3,123
EOG Resources, Inc.	36,810	3,502
Exxon Mobil Corp.	71,625	5,732
Schlumberger Ltd.	48,340	3,316
Valero Energy Corp.	42,780	2,951
		18,624
Financials (20.4%):
Ameriprise Financial, Inc.	51,235	7,423
Bank of America Corp.	239,700	5,782
Berkshire Hathaway, Inc., Class B(a)	60,300	10,551
Citizens Financial Group, Inc.	193,675	6,794
Credit Acceptance Corp.(a)(b)	10,390	2,588
Essent Group Ltd.(a)	149,670	5,750
JPMorgan Chase & Co.	107,255	9,846
Morgan Stanley	105,430	4,945
Northern Trust Corp.	53,315	4,666
Primerica, Inc.	73,615	5,966
Raymond James Financial, Inc.	88,865	7,393
The Bank of New York Mellon Corp.	161,700	8,574
Wells Fargo & Co.	92,625	4,996
Western Alliance BanCorp(a)	141,400	7,124
Zions BanCorp	167,230	7,579
		99,977
Health Care (11.2%):
Allergan PLC	21,730	5,483
Baxter International, Inc.	80,890	4,892
Celgene Corp.(a)	75,800	10,264
Centene Corp.(a)	84,120	6,681
Gilead Sciences, Inc.	73,110	5,563
ICON PLC(a)	59,985	6,295
Medtronic PLC	57,010	4,787
UnitedHealth Group, Inc.	57,870	11,101
		55,066

See notes to schedules of investments.

Security Description	Shares	Value
Industrials (7.7%):
Alaska Air Group, Inc.	80,485	$6,859
Deere & Co.	21,680	2,781
FedEx Corp.	38,630	8,036
Masco Corp.	184,115	7,020
Patrick Industries, Inc.(a)	66,750	5,080
SkyWest, Inc.	60,240	2,199
Universal Forest Products, Inc.	65,600	5,501
		37,476
Internet Software & Services (10.2%):
Alphabet, Inc., Class C(a)	22,041	20,510
Facebook, Inc., Class A(a)	79,540	13,462
NetEase, Inc., ADR	23,260	7,240
Weibo Corp., ADR(a)(b)	32,950	2,536
YY, Inc., ADR(a)	81,240	5,809
		49,557
IT Services (2.4%):
PayPal Holdings, Inc.(a)	85,110	4,983
Visa, Inc., Class A	69,055	6,875
		11,858
Materials (3.0%):
Avery Dennison Corp.	79,585	7,396
Praxair, Inc.	54,790	7,131
		14,527
Real Estate (1.3%):
American Tower Corp.	46,775	6,377

Semiconductors & Semiconductor Equipment (6.1%):
Applied Materials, Inc.	74,895	3,319
Broadcom Ltd.	13,830	3,411
Lam Research Corp.	21,945	3,499
MKS Instruments, Inc.	41,860	3,502
Skyworks Solutions, Inc.	62,615	6,566
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	91,930	3,306
Texas Instruments, Inc.	73,250	5,961
		29,564
Software (4.0%):
Microsoft Corp.	267,375	19,438

Technology Hardware, Storage & Peripherals (3.7%):
Apple, Inc.	123,200	18,324
Total Common Stocks (Cost $418,598)		476,207

Exchange-Traded Funds (1.5%)
SPDR S&P 500 ETF Trust	30,195	7,451
Total Exchange-Traded Funds (Cost $7,441)		7,451

Collateral for Securities Loaned (0.8%)
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.91%(c)	3,298,345	3,298

See notes to schedules of investments.

Security Description	Shares	Value
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.84%(c)	586,406	$586
Total Collateral for Securities Loaned (Cost $3,884)		3,884
Total Investments (Cost $429,923) — 99.6%		487,542
Other assets in excess of liabilities — 0.4%		2,073
NET ASSETS - 100.00%		$489,615

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2017.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

PLC—Public Liability Co.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory NewBridge Large Cap Growth Fund	July 31, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (98.3%)

Consumer Discretionary (21.5%):
Amazon.com, Inc.(a)	1,950	$1,926
Nike, Inc., Class B	15,150	895
Starbucks Corp.	18,500	999
The Priceline Group, Inc.(a)	725	1,471
The TJX Co., Inc.	12,350	868
Ulta Salon, Cosmetics & Fragrance, Inc.(a)	3,575	898
		7,057
Consumer Staples (3.2%):
Monster Beverage Corp.(a)	19,950	1,052

Energy (2.1%):
Halliburton Co.	16,500	700

Financials (6.2%):
First Republic Bank	6,600	662
The Charles Schwab Corp.	15,850	680
The Goldman Sachs Group, Inc.	3,025	682
		2,024
Health Care (19.6%):
Alexion Pharmaceuticals, Inc.(a)	6,150	845
Align Technology, Inc.(a)	5,325	890
Celgene Corp.(a)	11,800	1,598
Dexcom, Inc.(a)	8,975	598
Edwards Lifesciences Corp.(a)	8,125	936
Incyte Pharmaceuticals, Inc.(a)	5,050	673
Zoetis, Inc.	14,375	899
		6,439
Industrials (5.0%):
Acuity Brands, Inc.	3,375	684
CSX Corp.	19,125	944
		1,628
Internet Software & Services (11.9%):
Alphabet, Inc., Class C(a)	1,800	1,675
Facebook, Inc., Class A(a)	13,100	2,217
		3,892
IT Services (7.7%):
PayPal Holdings, Inc.(a)	16,625	973
Visa, Inc., Class A	15,700	1,563
		2,536
Materials (3.0%):
The Sherwin-Williams Co.	2,925	987

Semiconductors & Semiconductor Equipment (2.9%):
Applied Materials, Inc.	21,525	954

Software (15.2%):
Activision Blizzard, Inc.	18,500	1,143
Adobe Systems, Inc.(a)	8,025	1,175
Red Hat, Inc.(a)	11,825	1,168
Salesforce.com, Inc.(a)	10,900	990
ServiceNow, Inc.(a)	4,525	500
		4,976
Total Common Stocks (Cost $18,706)		32,245
Total Investments (Cost $18,706) — 98.3%		32,245
Other assets in excess of liabilities — 1.7%		561
NET ASSETS - 100.00%		$32,806

See notes to schedules of investments.

(a)	Non-income producing security.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Special Value Fund	July 31, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (97.0%)

Consumer Discretionary (16.3%):
Amazon.com, Inc.(a)	1,140	$1,126
Big Lots, Inc.	19,085	948
Comcast Corp., Class A	43,920	1,777
D.R. Horton, Inc.	33,935	1,211
LCI Industries	8,610	919
Lear Corp.	3,730	553
Lowe’s Co., Inc.	16,040	1,240
Magna International, Inc., ADR	12,415	592
PulteGroup, Inc.	49,290	1,204
Royal Caribbean Cruises Ltd.	10,155	1,148
The Children’s Place, Inc.	7,655	809
The Home Depot, Inc.	5,280	790
Thor Industries, Inc.	10,495	1,106
		13,423
Consumer Staples (3.9%):
Altria Group, Inc.	11,140	724
Costco Wholesale Corp.	3,685	584
The Coca-Cola Co.	19,740	905
Wal-Mart Stores, Inc.	12,555	1,004
		3,217
Electronic Equipment, Instruments & Components (3.2%):
Sanmina Corp.(a)	12,135	435
SYNNEX Corp.	9,210	1,095
Tech Data Corp.(a)	11,055	1,132
		2,662
Energy (3.8%):
Diamondback Energy, Inc.(a)	5,445	522
EOG Resources, Inc.	6,060	577
Exxon Mobil Corp.	11,995	960
Schlumberger Ltd.	7,760	532
Valero Energy Corp.	7,160	494
		3,085
Financials (20.3%):
Ameriprise Financial, Inc.	8,560	1,240
Bank of America Corp.	40,095	967
Berkshire Hathaway, Inc., Class B(a)	10,125	1,772
Citizens Financial Group, Inc.	32,500	1,140
Credit Acceptance Corp.(a)(b)	1,740	433
Essent Group Ltd.(a)	25,025	961
JPMorgan Chase & Co.	17,895	1,644
Morgan Stanley	17,565	824
Northern Trust Corp.	8,910	780
Primerica, Inc.	12,310	998
Raymond James Financial, Inc.	14,860	1,236
The Bank of New York Mellon Corp.	27,050	1,434
Wells Fargo & Co.	15,335	827
Western Alliance BanCorp(a)	23,655	1,192
Zions BanCorp	28,095	1,273
		16,721
Health Care (11.2%):
Allergan PLC	3,585	905
Baxter International, Inc.	13,705	829
Celgene Corp.(a)	12,655	1,714
Centene Corp.(a)	14,035	1,115
Gilead Sciences, Inc.	12,215	929
ICON PLC(a)	10,015	1,051
Medtronic PLC	9,545	801
UnitedHealth Group, Inc.	9,715	1,863
		9,207
Industrials (7.6%):
Alaska Air Group, Inc.	13,440	1,145

See notes to schedules of investments.

Security Description	Shares	Value
Deere & Co.	3,615	$464
FedEx Corp.	6,445	1,341
Masco Corp.	30,770	1,173
Patrick Industries, Inc.(a)	11,180	851
SkyWest, Inc.	10,045	367
Universal Forest Products, Inc.	10,975	920
		6,261
Internet Software & Services (10.2%):
Alphabet, Inc., Class C(a)	3,717	3,460
Facebook, Inc., Class A(a)	13,315	2,254
NetEase, Inc., ADR	3,885	1,209
Weibo Corp., ADR(a)	5,500	423
YY, Inc., ADR(a)	13,550	969
		8,315
IT Services (2.4%):
PayPal Holdings, Inc.(a)	14,680	860
Visa, Inc., Class A	11,205	1,115
		1,975
Materials (2.9%):
Avery Dennison Corp.	13,295	1,235
Praxair, Inc.	9,040	1,177
		2,412
Real Estate (1.3%):
American Tower Corp.	7,620	1,039

Semiconductors & Semiconductor Equipment (6.1%):
Applied Materials, Inc.	12,540	556
Broadcom Ltd.	2,315	571
Lam Research Corp.	3,670	585
MKS Instruments, Inc.	6,985	584
Skyworks Solutions, Inc.	10,485	1,100
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	15,435	555
Texas Instruments, Inc.	12,305	1,001
		4,952
Software (4.1%):
Microsoft Corp.	46,395	3,373

Technology Hardware, Storage & Peripherals (3.7%):
Apple, Inc.	20,630	3,068
Total Common Stocks (Cost $73,118)		79,710

Exchange-Traded Funds (0.8%)
SPDR S&P 500 ETF Trust	2,510	619
Total Exchange-Traded Funds (Cost $622)		619

Collateral for Securities Loaned (0.5%)
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.91%(c)	371,364	371
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.84%(c)	66,024	66
Total Collateral for Securities Loaned (Cost $437)		437
Total Investments (Cost $74,177) — 98.3%		80,766
Other assets in excess of liabilities — 1.7%		1,434
NET ASSETS - 100.00%		$82,200

See notes to schedules of investments.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2017.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

PLC—Public Liability Co.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Sycamore Established Value Fund	July 31, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (94.0%)

Consumer Discretionary (10.1%):
AutoNation, Inc.(a)(b)	2,160,000	$91,541
BorgWarner, Inc.	3,161,400	147,764
CBS Corp., Class B	2,076,000	136,662
NVR, Inc.(a)	26,300	68,655
TEGNA, Inc.	8,308,300	123,212
The Interpublic Group of Co., Inc.	5,199,800	112,368
Tiffany & Co.	1,522,100	145,375
VF Corp.	2,961,000	184,145
		1,009,722
Consumer Staples (5.6%):
Archer-Daniels-Midland Co.	5,627,000	237,346
Ingredion, Inc.	1,015,600	125,244
Sysco Corp.	2,384,700	125,483
TreeHouse Foods, Inc.(a)	810,300	68,738
		556,811
Energy (7.0%):
Cimarex Energy Co.	1,052,600	104,239
Devon Energy Corp.	2,985,000	99,430
Energen Corp.(a)	2,760,100	147,059
Parsley Energy, Inc., Class A(a)	4,753,900	139,194
PDC Energy, Inc.(a)	2,520,700	118,876
Superior Energy Services, Inc.(a)	8,499,000	91,449
		700,247
Financials (19.8%):
Aflac, Inc.	2,669,900	212,926
Alleghany Corp.(a)	301,700	185,045
American Financial Group, Inc.	1,121,600	113,730
Arthur J. Gallagher & Co.	2,902,087	170,614
Citizens Financial Group, Inc.	5,210,200	182,774
E*TRADE Financial Corp.(a)	3,896,900	159,773
FNF Group	3,800,500	185,692
Markel Corp.(a)	126,100	135,117
Marsh & McLennan Co., Inc.	1,215,100	94,741
SunTrust Banks, Inc.	3,441,500	197,163
The Allstate Corp.	2,207,600	200,892
W.R. Berkley Corp.	1,933,800	133,374
		1,971,841
Health Care (6.8%):
Agilent Technologies, Inc.	1,410,000	84,304
HCA Holdings, Inc.(a)	1,862,600	149,642
Hologic, Inc.(a)	3,290,500	145,473
Mednax, Inc.(a)	1,597,962	75,072
PerkinElmer, Inc.	1,291,400	85,013
Quest Diagnostics, Inc.	1,299,200	140,716
		680,220
Industrials (16.1%):
AGCO Corp.	2,143,500	154,632
Hubbell, Inc.	821,400	97,574
Ingersoll-Rand PLC	1,335,100	117,329
Jacobs Engineering Group, Inc.	2,060,700	108,640
Old Dominion Freight Line, Inc.	1,289,300	123,657
Owens Corning, Inc.	1,822,400	122,192
PACCAR, Inc.	2,199,300	150,542
Parker-Hannifin Corp.	540,800	89,762
Quanta Services, Inc.(a)	5,131,300	173,079
Republic Services, Inc., Class A	1,512,400	97,126
Rockwell Automation, Inc.	672,000	110,900
Textron, Inc.	3,070,900	150,873
Xylem, Inc.	1,840,600	104,417
		1,600,723

See notes to schedules of investments.

Security Description	Shares	Value
Information Technology (13.3%):
ARRIS International PLC(a)	3,332,400	$93,174
DXC Technology Co.	1,669,443	130,851
Fidelity National Information Services, Inc.	1,683,200	153,542
Flextronics International Ltd.(a)	9,474,900	151,504
Hewlett Packard Enterprises Co.	7,888,819	138,133
Keysight Technologies, Inc.(a)	3,048,100	126,770
KLA-Tencor Corp.	671,700	62,220
MAXIMUS, Inc.	1,836,500	110,851
Motorola Solutions, Inc.	1,779,900	161,401
Skyworks Solutions, Inc.	857,800	89,957
Synopsys, Inc.(a)	1,380,300	105,690
		1,324,093
Materials (8.4%):
AptarGroup, Inc.	1,397,400	113,092
Avery Dennison Corp.	1,316,300	122,324
Celanese Corp.	1,658,300	159,479
Crown Holdings, Inc.(a)	3,286,400	195,441
International Flavors & Fragrances, Inc.	494,400	65,844
Reliance Steel & Aluminum Co.	2,508,471	181,513
		837,693
Real Estate (2.7%):
Lamar Advertising Co.	1,994,400	140,745
National Retail Properties, Inc.	3,247,800	129,847
		270,592
Utilities (4.2%):
Alliant Energy Corp.	2,364,000	95,813
Atmos Energy Corp.	1,017,500	88,278
DTE Energy Co.	1,146,900	122,787
Xcel Energy, Inc.	2,468,300	116,776
		423,654
Total Common Stocks (Cost $7,880,719)		9,375,596

Exchange-Traded Funds (1.6%)
iShares Russell Midcap Value Index ETF	1,858,200	157,482
Total Exchange-Traded Funds (Cost $127,909)		157,482

Collateral for Securities Loaned (0.3%)
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.91%(c)	22,084,703	22,085
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.84%(c)	3,926,391	3,926
Total Collateral for Securities Loaned (Cost $26,011)		26,011
Total Investments (Cost $8,034,639) — 95.9%		9,559,089
Other assets in excess of liabilities — 4.1%		409,314
NET ASSETS - 100.00%		$9,968,403

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2017.

ETF—Exchange-Traded Fund

PLC—Public Liability Co.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Sycamore Small Company Opportunity Fund	July 31, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (95.4%)

Consumer Discretionary (10.1%):
Choice Hotels International, Inc.	851,175	$55,028
Churchill Downs, Inc.	269,350	50,382
Columbia Sportswear Co.	783,850	47,486
Culp, Inc.	690,225	20,707
Lithia Motors, Inc.(a)	512,297	52,895
Modine Manufacturing Co.(b)	1,302,316	21,163
Party City Holdings, Inc.(a)(b)	2,045,800	28,539
Sothebys Holdings, Inc., Class A(b)	728,653	41,234
The E.W. Scripps Co., Class A(b)	2,422,200	47,596
Unifi, Inc.(b)	784,875	25,713
Wolverine World Wide, Inc.	1,964,125	55,388
		446,131
Consumer Staples (3.2%):
Performance Food Group Co.(b)	1,523,674	43,882
Sanderson Farms, Inc.(a)	224,474	29,350
Smart & Final Stores, Inc.(b)	1,108,349	9,532
The Andersons, Inc.	1,730,848	59,627
		142,391
Energy (4.3%):
Delek US Holdings, Inc.	2,176,600	56,831
Helix Energy Solutions Group, Inc.(b)	5,226,220	34,179
SRC Energy, Inc.(b)	7,057,700	60,061
Unit Corp.(b)	2,024,000	36,392
		187,463
Financials (24.3%):
American Financial Group, Inc.	385,200	39,059
Argo Group International Holdings	420,665	25,219
Associated Banc-Corp.	2,510,409	60,124
Brown & Brown, Inc.	1,423,512	63,489
Columbia Banking System, Inc.	1,632,900	65,055
Eagle Bancorp, Inc.(b)	1,091,100	68,140
FBL Financial Group, Inc., Class A	533,835	36,247
First American Financial Corp.	1,291,700	62,531
Horace Mann Educators Corp.	1,499,850	55,344
Independent Bank Corp.	820,471	58,541
Infinity Property & Casualty Corp.	495,837	49,608
Kinsale Capital Group, Inc.	932,852	36,307
Lakeland Financial Corp.	749,950	34,498
Pinnacle Financial Partners, Inc.	1,003,250	64,108
ProAssurance Corp.	985,225	60,887
Safety Insurance Group, Inc.	99,475	7,058
South State Corp.	724,600	60,685
Sterling BanCorp	2,679,800	61,903
UMB Financial Corp.	769,600	53,610
Validus Holdings Ltd.	1,165,325	62,683
Virtus Investment Partners, Inc.	356,500	41,996
		1,067,092
Health Care (5.7%):
Analogic Corp.	380,300	26,697
Bruker Corp.	1,619,021	46,434
CONMED Corp.	1,184,606	60,793
Haemonetics Corp.(b)	1,249,250	51,382
LifePoint Health, Inc.(b)	682,575	40,545
Molina Healthcare, Inc.(b)	404,125	26,996
		252,847
Industrials (21.5%):
Aerojet Rocketdyne Holdings, Inc.(b)	2,018,900	47,343
Alamo Group, Inc.	478,000	44,459
Altra Industrial Motion Corp.	1,024,765	45,654
Applied Industrial Technologies, Inc.	775,100	43,793
AZZ, Inc.	700,000	35,490
Barnes Group, Inc.	719,000	43,269

See notes to schedules of investments.

Security Description	Shares	Value
Carlisle Cos., Inc.	474,184	$46,276
Clean Harbors, Inc.(b)	704,900	40,038
Crane Co.	368,600	27,829
EMCOR Group, Inc.	967,300	65,292
Encore Wire Corp.	1,055,888	47,093
Esterline Technologies Corp.(b)	502,600	48,501
Forward Air Corp.	924,800	47,932
FTI Consulting, Inc.(b)	1,265,450	41,519
Granite Construction, Inc.	623,390	30,559
Mueller Industries, Inc.	920,500	28,996
Quanex Building Products Corp.	1,641,175	35,285
Standex International Corp.	232,015	22,262
TriMas Corp.(b)	942,042	22,939
UniFirst Corp.	467,400	66,488
Watts Water Technologies, Inc., Class A	576,000	37,094
Werner Enterprises, Inc.	1,629,100	48,303
Woodward, Inc.	435,500	30,459
		946,873
Information Technology (10.5%):
ADTRAN, Inc.	2,295,300	53,825
Anixter International, Inc.(b)	748,700	58,960
Diodes, Inc.(b)	1,655,500	43,920
Electronics For Imaging, Inc.(b)	1,146,500	55,697
Entegris, Inc.(b)	1,172,300	30,597
Littelfuse, Inc.	171,400	30,883
ManTech International Corp., Class A	876,200	34,803
MAXIMUS, Inc.	718,300	43,357
Mesa Laboratories, Inc.	109,900	15,884
Nice Ltd., ADR	366,600	27,370
Plexus Corp.(b)	204,500	10,963
Sykes Enterprises, Inc.(b)	1,626,400	55,297
		461,556
Materials (8.7%):
Cabot Corp.	694,333	37,723
Calgon Carbon Corp.	1,768,500	28,296
Carpenter Technology Corp.	753,700	30,472
Graphic Packaging Holding Co.	4,059,000	53,538
H.B. Fuller Co.	1,105,200	56,940
Hawkins, Inc.	495,433	22,270
Kaiser Aluminum Corp.	350,200	34,071
Orion Engineered Carbons SA	1,872,700	39,327
P.H. Glatfelter Co.	1,360,332	27,846
PolyOne Corp.	1,069,600	39,126
Sensient Technologies Corp.	188,156	13,991
		383,600
Real Estate (3.7%):
Alexander & Baldwin, Inc.	843,300	35,360
LTC Properties, Inc.	835,900	43,166
Ryman Hospitality Properties, Inc.	569,100	35,620
Washington Real Estate Investment Trust	1,520,000	50,813
		164,959
Utilities (3.4%):
ALLETE, Inc.	621,400	45,529
El Paso Electric Co.	842,400	43,721
MGE Energy, Inc.	465,300	30,966
ONE Gas, Inc.	421,900	30,706
		150,922
Total Common Stocks (Cost $3,386,176)		4,203,834

See notes to schedules of investments.

Security Description	Shares	Value
Exchange-Traded Funds (1.2%)
iShares Russell 2000 Value Index ETF(a)	443,200	$52,785
Total Exchange-Traded Funds (Cost $50,612)		52,785

Collateral for Securities Loaned (1.9%)
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.91%(c)	71,453,269	71,453
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.84%(c)	12,703,519	12,704
Total Collateral for Securities Loaned (Cost $84,157)		84,157
Total Investments (Cost $3,520,945) — 98.5%		4,340,776
Other assets in excess of liabilities — 1.5%		67,048
NET ASSETS - 100.00%		$4,407,824

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2017.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Expedition Emerging Markets Small Cap Fund	July 31, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Fair Value(a)
Common Stocks (96.1%)

Brazil (6.6%):
Consumer Discretionary (3.8%):
Cvc Brasil Operadora E Agencia de Viagens SA	28,600	$324
International Meal Co. Alimentacao SA (b)	150,100	360
Ser Educacional SA (c)	34,100	279
		963
Financials (1.6%):
Wiz Solucoes E Corretagem de Seguros SA	61,052	388

Real Estate (1.2%):
Br Malls Participacoes SA	70,460	300
		1,651
Cayman Islands (1.6%):
Consumer Discretionary (1.6%):
Nexteer Automotive Group Ltd.	226,000	389

China (6.2%):
Consumer Discretionary (3.0%):
Best Pacific International Holdings Ltd. (d)	278,000	152
Q Technology Group Co. Ltd. (d)	250,000	269
Shenzhou International Group Holdings Ltd.	48,000	321
		742
Health Care (0.0%):(e)
China Animal Healthcare Ltd. (b)(f)(g)	60,000	10

Industrials (0.6%):
Ten Pao Group Holdings Ltd.	564,000	153

Information Technology (2.6%):
Chinasoft International Ltd.	544,000	298
Silergy Corp.	18,000	352
		650
		1,555
Georgia (1.1%):
Financials (1.1%):
TBC Bank Group PLC	12,760	282

Hong Kong (3.5%):
Information Technology (1.5%):
Tongda Group Holdings Ltd. (d)	1,340,000	389

Telecommunication Services (2.0%):
Citic Telecom International Holdings Ltd.	895,000	272
HKBN Ltd.	225,500	223
		495
		884
India (16.8%):
Consumer Discretionary (3.7%):
Dish TV India Ltd. (b)	237,275	308
Himatsingka Seide Ltd.	70,075	387
Sundram Fasteners Ltd.	36,509	236
		931
Consumer Staples (1.2%):
Kwality Ltd.	129,897	295

Financials (2.4%):
JM Financial Ltd.	210,849	395
RBL Bank Ltd. (c)	25,687	214
		609
Health Care (2.0%):
Biocon Ltd.	33,719	202
HealthCare Global Enterprises Ltd. (b)	69,840	297
		499

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Industrials (2.7%):
Asian Granito India Ltd. (b)	44,136	$286
KEC International Ltd.	84,340	401
		687
Information Technology (2.0%):
Sterlite Technologies Ltd.	152,146	502

Materials (2.8%):
Aarti Industries Ltd. (b)	27,623	418
Century Plyboards India Ltd. (b)	61,856	285
		703
		4,226
Indonesia (3.4%):
Consumer Discretionary (0.8%):
Ramayana Lestari Sentosa TBK PT	2,989,200	212

Energy (1.3%):
PT United Tractors TBK	141,900	320

Financials (1.3%):
PT Bank Tabungan Negara Persero TBK	1,619,100	316
		848
Korea, Republic Of (16.0%):
Consumer Discretionary (2.4%):
Innocean Worldwide, Inc.	5,718	349
Mando Corp.	1,144	262
		611
Consumer Staples (1.9%):
Clio Cosmetics Co. Ltd.	7,638	222
GS Retail Co. Ltd.	5,770	249
		471
Health Care (2.7%):
Hugel, Inc. (b)	837	435
Vieworks Co. Ltd.	5,290	232
		667
Industrials (0.9%):
Vitzrocell Co. Ltd. (b)(f)(g)	23,715	215

Information Technology (6.8%):
DuzonBizon Co. Ltd.	10,341	323
Jusung Engineering Co. Ltd. (b)	20,198	294
Koh Young Technology, Inc.	6,999	402
SFA Engineering Corp.	8,923	299
Wonik IPS Co. Ltd. (b)	13,796	402
		1,720
Materials (1.3%):
Hansol Chemical Co. Ltd.	5,012	338
		4,022
Malaysia (2.6%):
Financials (1.4%):
AEON Credit Service M Berhad (d)	97,400	309
Tune Protect Group Berhad	137,200	35
		344
Information Technology (1.2%):
My E.G. Services Berhad	624,450	315
		659
Mexico (6.0%):
Consumer Discretionary (1.5%):
Alsea S.A.B. de CV	93,447	364

Financials (1.6%):
Unifin Financiera Sab de CV	123,944	404

Industrials (2.3%):
Grupo Aeroportuario del Centro Norte SAB de CV	40,045	253

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Grupo Aeroportuario del Sureste SAB de CV (d)	15,077	$320
		573
Materials (0.6%):
Vitro S.A.B., Series A	34,061	153
		1,494
Philippines (3.0%):
Consumer Discretionary (1.1%):
Shakey’s Pizza Asia Ventures, Inc.	1,109,400	288

Financials (1.0%):
Metropolitan Bank & Trust Co.	143,320	247

Materials (0.9%):
D&L Industries, Inc.	925,500	225
		760
Poland (2.8%):
Consumer Discretionary (1.4%):
Cyfrowy Polsat SA	50,572	361

Financials (1.4%):
Kruk SA	3,689	353
		714
Singapore (1.4%):
Consumer Discretionary (1.4%):
Mm2 Asia Ltd. (b)(d)	905,200	344

South Africa (2.4%):
Industrials (2.4%):
Blue Label Telecoms Ltd.	225,695	290
The Bidvest Group Ltd.	24,720	315
		605
Taiwan (14.8%):
Consumer Discretionary (5.6%):
Basso Industry Corp.	87,000	237
Global PMX Co. Ltd.	75,000	427
Hota Industrial Manufacturing Co. Ltd.	70,590	323
Taiwan Paiho Ltd.	101,000	422
		1,409
Industrials (1.1%):
Hiwin Technologies Corp.	39,000	283

Information Technology (8.1%):
Elite Material Co. Ltd.	33,000	163
Flexium Interconnect, Inc.	101,000	472
King Yuan Electronics Co. Ltd.	285,000	284
Richwave Technology Corp.	100,000	349
Sinbon Electronics Co. Ltd.	140,000	343
Taiwan Union Technology Corp.	82,000	176
Wistron NeWeb Corp.	72,475	232
		2,019
		3,711
Thailand (3.7%):
Financials (1.6%):
Muangthai Leasing PLC	372,200	400

Industrials (1.2%):
JMT Network Services PCL	350,100	310

Materials (0.9%):
Eastern Polymer Group Public Co. Ltd.	654,000	213
		923

See notes to schedules of investments.

Security Description	Shares	Fair Value(a)
Turkey (2.5%):
Consumer Discretionary (1.5%):
Tofas Turk Otomobil Fabrikasi AS	43,896	$386

Industrials (1.0%):
Turk Traktor VE Ziraat Makinel	10,789	250
Materials (0.0%):(e)
Soda Sanayii AS	1	—	(h)
		636
United States (1.7%):
Consumer Discretionary (1.7%):
Samsonite International SA	102,300	429
Total Common Stocks (Cost $20,190)		24,132

Collateral for Securities Loaned (3.4%)
United States (3.4%):
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.91%(i)	735,061	735
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.84%(i)	130,685	131
Total Collateral for Securities Loaned (Cost $866)		866
Total Investments (Cost $21,056) — 99.5%		24,998
Other assets in excess of liabilities — 0.5%		130
NET ASSETS - 100.00%		$25,128

(a)	All securities, except those traded on exchanges in the United States, Brazil, and Mexico were fair valued as of July 31, 2017.
(b)	Non-income producing security.
(c)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of July 31, 2017, the fair value of these securities was $493 (thousands) and amounted to 2.0% of net assets.

(d)	All or a portion of this security is on loan.
(e)	Amount represents less than 0.05% of net assets.
(f)	The Fund’s Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of July 31, 2017, illiquid securities were 0.9% of the Fund’s net assets.
(g)	Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.9% of the Fund’s net assets as of July 31, 2017.
(h)	Rounds to less than $1.
(i)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2017.

PLC—Public Liability Co.

PCL—Public Company Limited

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Fund for Income Fund	July 31, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Government National Mortgage Association (79.7%)

Multi-family (1.2%):
Collateralized Mortgage Obligations (0.9%):
Government National Mortgage Assoc.
Series 2010-136, Class BH, 7.00%, 11/16/40	$1,222	$1,252
Series 2010-155, Class BH, 7.00%, 6/16/39	881	884
Series 2012-33, Class AB, 7.00%, 3/16/46	4,949	5,493
Series 2012-67, Class AF, 7.00%, 4/16/44	777	798
		8,427
Pass-throughs (0.3%):
Government National Mortgage Assoc.
7.49%, 8/15/20 - 11/15/20	126	125
7.50%, 8/15/21	62	63
7.92%, 7/1/23	373	375
7.75%, 6/15/30 - 9/15/33	721	723
8.25%, 9/15/30	213	214
8.00%, 1/15/31 - 11/15/33	1,283	1,288
		2,788
Single Family (78.5%):
Collateralized Mortgage Obligations (3.0%):
Government National Mortgage Assoc.
Series 1994-7, Class PQ, 6.50%, 10/16/24	279	303
Series 1997-8, Class PN, 7.50%, 5/16/27	50	56
Series 1999-4, Class ZB, 6.00%, 2/20/29	418	465
Series 2000-9, Class Z, 8.00%, 6/20/30	78	92
Series 2001-10, Class PE, 6.50%, 3/16/31	295	322
Series 2001-15, Class ZH, 6.00%, 4/20/31	322	362
Series 2001-21, Class PE, 6.50%, 5/16/31	242	269
Series 2002-22, Class GF, 6.50%, 3/20/32	52	61
Series 2002-33, Class ZJ, 6.50%, 5/20/32	147	172
Series 2002-45, Class QE, 6.50%, 6/20/32	91	104
Series 2002-47, Class PG, 6.50%, 7/16/32	36	42
Series 2002-47, Class ZA, 6.50%, 7/20/32	246	290
Series 2005-72, Class H, 11.50%, 11/16/17	1	1
Series 2005-74, Class HB, 7.50%, 9/16/35	26	31
Series 2005-74, Class HC, 7.50%, 9/16/35	110	130
Series 2011-166, Class NT, 7.75%, 11/20/31 (a)	1,671	1,999
Series 2012-106, Class JM, 7.31%, 10/20/34 (a)	1,306	1,528
Series 2012-30, Class WB, 7.09%, 11/20/39 (a)	6,051	6,936
Series 2013-190, Class KT, 8.17%, 9/20/30 (a)	2,655	2,909
Series 2013-51, Class BL, 6.10%, 4/20/34 (a)	3,731	4,182
Series 2013-64, Class KY, 6.96%, 12/20/38 (a)	2,343	2,724
Series 2013-70, Class KP, 7.17%, 2/20/39 (a)	2,287	2,634
Series 2014-69, Class W, 7.25%, 11/20/34 (a)	294	340
Series 2014-74, Class PT, 7.69%, 5/16/44 (a)	550	632
Series 2015-55, Class PT, 8.00%, 6/20/39 (a)	1,759	1,976
		28,560
Pass-throughs (75.5%):
Government National Mortgage Assoc.
9.00%, 12/15/17 - 10/15/29	1,083	1,279
8.00%, 9/20/18 - 4/15/38	62,907	76,062
7.75%, 11/15/20	407	425
10.50%, 12/15/20	31	33
6.00%, 1/15/22 - 6/15/40	63,492	72,777
7.00%, 5/20/22 - 10/20/38	149,325	175,928
7.00%, 7/15/35	481	571
7.95%, 9/15/22	44	48
7.50%, 12/20/22 - 11/15/37	96,753	114,276
7.13%, 3/15/23 - 7/15/25	1,985	2,159
5.50%, 7/15/23 - 11/15/38	20,165	22,814
6.50%, 8/20/23 - 7/15/39	211,827	246,568
10.00%, 4/15/25 - 2/15/26	2,096	2,235

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
9.50%, 7/15/25	$2	$2
6.13%, 6/20/28 - 9/20/29	692	769
6.28%, 10/20/28 - 12/20/29	1,180	1,307
6.10%, 5/20/29 - 7/20/31	1,137	1,264
7.30%, 4/20/30 - 2/20/31	727	775
6.49%, 5/20/31 - 3/20/32	1,873	2,068
8.50%, 6/15/31 - 2/15/32	3,736	4,424
5.00%, 7/15/39	4,958	5,540
		731,324
Total Government National Mortgage Association (Cost $773,513)		771,099

U.S. Treasury Obligations (19.3%)
U.S. Treasury Bills, 1.11%, 1/18/18 (b)	6,737	6,702
U.S. Treasury Bonds
8.88%, 2/15/19	59,118	65,958
8.13%, 8/15/19 (c)	100,515	114,139
Total U.S. Treasury Obligations (Cost $187,830)		186,799

Investment Companies (0.0%)(d)
BlackRock Liquidity Funds Fedfund Portfolio, 0.80%(a)	99,770	100
Total Investment Companies (Cost $100)		100
Total Investments (Cost $961,443) — 99.0%		957,998
Other assets in excess of liabilities — 1.0%		9,189
NET ASSETS - 100.00%		$967,187

(a)	Variable or Floating-Rate Security. Rate disclosed is as of July 31, 2017.
(b)	Rate represents the effective yield at purchase.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.
(d)	Amount represents less than 0.05% of net assets.

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory National Municipal Bond Fund	July 31, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (97.9%)

Alaska (2.1%):
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks, Series A, 5.13%, 4/1/19, AGM	$500	$532

California (9.4%):
Beaumont Unified School District, Series C, GO, 5.25%, 8/1/31, Callable 8/1/21 @ 100, AGM	1,000	1,130
Denair Unified School District, Election 2007, GO, 5.25%, 8/1/41, Callable 8/1/21 @ 100, AGM(a)	270	293
Gold Oak Unified School District
Series A, GO, 5.38%, 8/1/28, Callable 8/1/19 @ 100, AGM	255	275
Series A, GO, 5.60%, 8/1/33, Callable 8/1/19 @ 100, AGM	590	640
		2,338
Colorado (1.5%):
Colorado Health Facilities Authority Revenue, Hospital NCMC, Inc. Project, Series B, 5.50%, 5/15/30, AGM, Pre-refunded 5/15/19 @ 100	350	378

Florida (9.2%):
Miami-Dade County Florida Water & Sewer Revenue
Series A, 5.00%, 10/1/42, Callable 10/1/22 @ 100(a)	1,000	1,119
Series B, 5.25%, 10/1/20, AGM	1,050	1,182
		2,301
Georgia (1.2%):
Lagrange-Troup Country Hospital Authority, Georgia Revenue Anticipation Certificates Revenue, 4.00%, 4/1/47, Callable 4/1/27 @ 100(b)	300	304

Illinois (4.1%):
Kane County Illinous School District Number 131 Aurora East Side, GO, 2.00%, 12/1/20, BAM	1,000	1,017

Indiana (6.4%):
Indianapolis Industry Local Public Improvement Bond Bank Waterworks Project
Series A, 5.50%, 1/1/38, Pre-refunded 1/1/19 @ 100	295	314
Series A, 5.50%, 1/1/38, Callable 1/1/19 @ 100, AGM(c)	1,205	1,273
		1,587
Kentucky (4.9%):
Kentucky State Property & Buildings Commission Revenue, Series B, 5.00%, 11/1/26	1,000	1,215

Lousiana (2.5%):
West Baton Rouge Parish Louisiana School District No. 3, GO, 5.00%, 3/1/27, AGM	510	618

Michigan (6.7%):
Comstock Park Public Schools, School Building & Site, Series B, GO, 5.00%, 5/1/30, Callable 5/1/21 @ 100, Q-SBLF(a)	200	225
Fraser Public School District, School Building & Site, Series A, GO, 5.50%, 5/1/41, Q-SBLF, Pre-refunded 5/1/21 @ 100(c)	1,250	1,452
		1,677
New Jersey (5.4%):
New Jersey Transportation Trust Fund Authority Revenue, Series A, 5.50%, 12/15/38, Callable 12/15/18 @ 100, AGM(c)	1,300	1,360

New York (2.3%):
Niagara Falls Bridge Commission Revenue, Series A, 4.00%, 10/1/19, AGM	570	588

Ohio (17.5%):
Delaware City Ohio School District, School Facilities Construction & Improvement, GO, 5.25%, 12/1/43, Callable 6/1/23 @ 100(a)	1,000	1,133
Fremont City School District Sandusky County, Ohio School Facilities Construction & Improvement Bonds, Series B, 4.00%, 1/15/55, Callable 1/15/26 @ 100, School District Credit Program	1,000	1,033
Ohio Sandusky City School District, Classroom Facilities and School Improvement, Series 1, GO, 5.00%, 11/1/47, Callable 5/1/22 @ 100	1,015	1,121
Ohio Winton Woods City School District, Classroom Facilities, Series A, GO, 5.00%, 11/1/47, Callable 5/1/22 @ 100	1,000	1,104
		4,391

See notes to schedules of investments.

Security Description	Principal Amount	Value
Tennessee (2.1%):
Memphis Tennessee State, General Improvement, Series B, GO, 4.25%, 4/1/44, Callable 4/1/24 @ 100(a)	$500	$533

Texas (22.6%):
China Spring Texas Independent School District, School Building, GO, 5.00%, 8/15/43, Callable 8/15/22 @ 100, PSF-GTD(a)	1,000	1,135
Forney Independent School District, School Building, Series A, GO, 6.00%, 8/15/37, PSF-GTD, Pre-refunded 8/15/18 @ 100	850	894
Frisco Independent School District, School Building, Series A, GO, 6.00%, 8/15/38, PSF-GTD, Pre-refunded 8/15/18 @ 100(c)	1,500	1,580
Garland Texas Independent School District
Series A, GO, 3.00%, 2/15/20, Callable 9/5/17 @ 100, PSF-GTD(a)	550	551
Series A, GO, 3.00%, 2/15/22, Callable 9/5/17 @ 100, PSF-GTD(a)	725	726
Laredo Community College District Revenue, 5.00%, 8/1/30, Callable 8/1/20 @ 100, AGM	725	797
		5,683
Total Municipal Bonds (Cost $22,907)		24,522
Total Investments (Cost $22,907) — 97.9%		24,522
Other assets in excess of liabilities — 2.1%		516
NET ASSETS - 100.00%		$25,038

(a)	Continuously callable with 30 days notice.
(b)	Security purchased on a when-issued basis.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.

AGM—Assured Guaranty Municipal Corporation

BAM—Build America Mutual Assurance Co.

GO—General Obligation

PSF-GTD—Public School Fund Guaranteed

Q-SBLF—Qualified-School Board Loan

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Ohio Municipal Bond Fund	July 31, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (97.5%)

General Obligations (54.3%):
County, City & Special District (8.4%):
Greene County, Water System, 4.50%, 12/1/35, Callable 12/1/20 @ 100	$560	$605
Mahoning County, 5.50%, 12/1/23, Callable 12/1/18 @ 100, AGM	1,085	1,149
Summit County, Series R, 5.50%, 12/1/18, FGIC	1,095	1,161
		2,915
Public Improvements (8.7%):
Huber Heights General Income Tax Special Obligation, 4.75%, 12/1/38, Callable 12/1/21 @ 100, BAM(a)	2,000	2,217
Richland County, Correctional Facilities Improvement, 5.88%, 12/1/24, AGM, Pre-refunded 12/1/18 @ 100	350	373
Toledo, 5.13%, 12/1/21, Callable 12/1/18 @ 100, AGM	400	422
		3,012
Schools & Educational Services (37.2%):
Berea City School District, School Improvement, 4.00%, 12/1/47, Callable 12/1/26 @ 100, BAM	250	260
Brooklyn City School District, School Improvement, 5.25%, 12/1/43, AGM, Pre-refunded 6/15/19 @ 100(a)	2,000	2,275
Carey Exempted Village School District, 5.13%, 11/1/39, Callable 11/1/21 @ 100, Student District Credit Program(a)	350	393
Delaware City School District, School Facilities Construction & Improvement, 5.25%, 12/1/38, Callable 6/1/23 @ 100(a)	1,240	1,412
Elida Local School District, School Facilities & Construction
1.66%, 12/1/21, AGM(b)	1,455	1,354
2.00%, 12/1/23, AGM(b)	1,455	1,283
Fremont City School District Sandusky County, Ohio School Facilities Construction & Improvement Bonds, Series B, 4.00%, 1/15/55, Callable 1/15/26 @ 100, School District Credit Program	1,000	1,033
Milford Exempt Village School District, School Improvement, 5.50%, 12/1/30, AGM	325	411
Ohio Schools, Series C, 5.00%, 9/15/19	1,500	1,627
Perry Local School District Allen County, School Improvement, 4.50%, 12/1/43, Callable 12/1/20 @ 100, AGM	600	630
Port Clinton Ohio City School District, 4.00%, 12/1/41, Callable 6/1/23 @ 100	1,000	1,031
Sandusky City School District, Series 1, 5.00%, 11/1/47, Callable 5/1/22 @ 100	500	552
Winton Woods City School District, Series A, 5.00%, 11/1/42, Callable 5/1/22 @ 100, School District Credit Program	500	553
		12,814
		18,741
Revenue Bonds (43.2%):
Hospitals, Nursing Homes & Health Care (22.7%):
Allen County, Hospital Facilities Revenue, Catholic Healthcare Partners
Series B, 4.13%, 9/1/20	1,200	1,299
Series B, 5.25%, 9/1/27, Callable 9/1/20 @ 100(c)	2,500	2,762
Franklin County Hospital Revenue, Nationwide Children’s Hospital, Inc. Project, 4.75%, 11/1/29, ETM, Pre-refunded 11/1/19 @ 100	1,500	1,624
Hamilton County Hospital Facility Revenue, Series A, 4.25%, 8/15/47, Callable 8/15/27 @ 100	500	516
Lucas County Hospital Revenue, Promedica Health Care, Series D, 5.00%, 11/15/29, Callable 11/15/21 @ 100	1,000	1,119
Ross County, Hospital Facilities Revenue, Adena Health System, 5.75%, 12/1/35, AGC-ICC, Pre-refunded 12/1/18 @ 100	500	532
		7,852
Schools & Educational Services (16.4%):
Bowling Green State University Revenue, Series B, 5.00%, 6/1/22(d)	300	349
Hamilton County, Student Housing Revenue, Stratford Heights Project, University of Cincinnati, 5.00%, 6/1/30, Callable 6/1/20 @ 100, AGM	1,260	1,372
Lorain County, Community College District General Receipts, 4.50%, 12/1/31, Callable 6/1/21 @ 100, Ohio CCD Program(a)	500	533
Ohio Saint Higher Educational Facility Commission
4.00%, 11/1/36, Callable 11/1/26 @ 100	500	517
5.00%, 11/1/41, Callable 11/1/26 @ 100	1,000	1,110

See notes to schedules of investments.

Security Description	Principal Amount	Value
Youngstown State University General Receipts
4.38%, 12/15/18, AGM	$685	$714
5.00%, 12/15/23, AGM, Pre-refunded 6/15/19 @ 100	1,000	1,074
		5,669
Utilities (Sewers, Telephone, Electric) (4.1%):
Hamilton County Sewer System Revenue, Series A, 5.00%, 12/1/38, Callable 12/1/23 @ 100(a)	1,000	1,161
Marysville Ohio Waste water Treatment System Revenue, 3.50%, 12/1/47, Callable 12/1/25 @ 100, BAM	250	242
		1,403
		14,924
Total Municipal Bonds (Cost $30,872)		33,665
Total Investments (Cost $30,872) — 97.5%		33,665
Other assets in excess of liabilities — 2.5%		855
NET ASSETS - 100.00%		$34,520

(a)	Continuously callable with 30 days notice.
(b)	Rate represents the effective yield at purchase.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments and/or securities purchased on a when-issued basis.
(d)	Security purchased on a when-issued basis.

AGC-ICC—Security guaranteed by Insured Custody Certificates, secondarily guaranteed by Assured Guaranty Corporation

AGM—Assured Guaranty Municipal Corporation

BAM—Build America Mutual Assurance Co.

ETM—Escrowed to Maturity

FGIC—Financial Guaranty Insurance Company

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory Strategic Allocation Fund	July 31, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Affiliated Exchange-Traded Funds (15.1%)
VictoryShares Emerging Market Volatility Wtd Index ETF	72,388	$2,109
VictoryShares International Volatility Wtd Index ETF	49,830	1,909
VictoryShares US Small Cap Volatility Wtd Index ETF	29,186	1,241
Total Affiliated Exchange-Traded Funds (Cost $4,547)		5,259

Affiliated Mutual Funds (83.7%)
Victory CEMP Commodity Volatility Wtd Index Strategy Fund, Class I	331,809	2,117
Victory CEMP Long/Short Strategy Fund, Class I	177,524	2,139
Victory CEMP Market Neutral Income Fund, Class I	724,924	6,952
Victory Expedition Emerging Markets Small Cap Fund, Class I	207,300	2,000
Victory INCORE Total Return Bond Fund, Class R6	455,259	4,366
Victory Integrity Discovery Fund, Class Y	28,043	1,233
Victory RS Global Fund, Class Y	818,310	10,287
Total Affiliated Mutual Funds (Cost $28,632)		29,094
Total Investments (Cost $33,179) — 98.8%		34,353
Other assets in excess of liabilities — 1.2%		430
NET ASSETS - 100.00%		$34,783

ETF—Exchange-Traded Fund

See notes to schedules of investments.

Victory Portfolios	Schedule of Portfolio Investments
Victory INCORE Investment Grade Convertible Fund	July 31, 2017
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Convertible Corporate Bonds (71.4%)

Consumer Discretionary (8.1%):
CalAtlantic Group, Inc., 0.25%, 6/1/19	$435	$416
The Priceline Group, Inc., Convertible Subordinated Notes
1.00%, 3/15/18	1,722	3,683
0.35%, 6/15/20	1,105	1,736
Toll Brothers Finance Corp., Convertible Subordinated Notes, 0.50%, 9/15/32, Callable 9/15/17 @ 100 (a)	1,945	1,941
		7,776
Energy (1.7%):
Nabros Industries, Inc., 0.75%, 1/15/24 (b)(c)	2,130	1,676

Financials (14.9%):
Ares Capital Corp.
4.75%, 1/15/18	1,625	1,641
4.38%, 1/15/19	2,017	2,072
BlackRock Kelso Capital Corp., Convertible Subordinated Notes, 5.50%, 2/15/18 (c)	1,295	1,316
Janus Capital Group, Inc., Convertible Subordinated Notes, 0.75%, 7/15/18	1,192	1,763
Jefferies Group, Inc., Convertible Subordinated Notes, 3.88%, 11/1/29, Callable 11/1/17 @ 100	2,849	2,863
Old Republic International Corp., 3.75%, 3/15/18	185	235
Old Republic International Corp., Convertible Subordinated Notes, 3.75%, 3/15/18	1,699	2,154
Prospect Capital Corp.
5.88%, 1/15/19	100	103
4.95%, 7/15/22, Callable 4/15/22 @ 100	1,205	1,207
Prospect Capital Corp., Convertible Subordinated Notes, 5.88%, 1/15/19	912	939
		14,293
Health Care (12.2%):
Alza Corp., Convertible Subordinated Notes, 7/28/20, Callable 8/21/17 @ 91.52 (d)	1,221	2,224
Bristol-Myers Squibb Co., Convertible Subordinated Notes, 0.75%, 9/15/23, Callable 9/5/17 @ 100 (a)(e)	788	1,159
Danaher Corp., Convertible Subordinated Notes, 1/22/21, Callable 8/21/17 @ 92.19 (d)	467	1,454
Illumina, Inc., Convertible Subordinated Notes
—%, 6/15/19	900	914
0.50%, 6/15/21 (c)	1,255	1,343
Medidata Solutions, Inc., Convertible Subordinated Notes, 1.00%, 8/1/18	375	516
Teva Pharmaceutical Finance LLC, Convertible Subordinated Notes, 0.25%, 2/1/26, Callable 8/24/17 @ 100 (a)(c)	1,210	1,295
WellPoint, Inc., Convertible Subordinated Notes, 2.75%, 10/15/42	1,124	2,863
		11,768
Industrials (4.0%):
Dycom Industries, Inc., 0.75%, 9/15/21	555	649
Macquarie Infrastructure, 2.00%, 10/1/23	1,138	1,122
Macquarie Infrastructure Co. LLC, Convertible Subordinated Notes, 2.88%, 7/15/19	1,880	2,054
		3,825
Information Technology (23.2%):
Akamai Technologies, Inc., 1.61%, 2/15/19	1,000	976
Intel Corp., Convertible Subordinated Notes, 3.25%, 8/1/39	2,786	4,803
Lam Research Corp., Convertible Subordinated Notes, 1.25%, 5/15/18	955	2,516
Micron Technology, Inc., Convertible Subordinated Notes, 3.00%, 11/15/43, Callable 11/20/18 @ 83.04 (a)	860	925
Novellus Systems, Inc., Convertible Subordinated Notes, 2.63%, 5/15/41	836	3,950
Nvdia Corp., 1.00%, 12/1/18 (c)	401	3,237
On Semiconductor Corp., 1.00%, 12/1/20	894	961
Red Hat, Inc., Convertible Subordinated Notes, 0.25%, 10/1/19 (c)	2,820	3,994
Salesforce.com, Inc., 0.25%, 4/1/18	705	974
		22,336

See notes to schedules of investments.

Security Description	Shares or Principal Amount	Value
Materials (2.5%):
RPM International, Inc., 2.25%, 12/15/20	$100	$116
RPM International, Inc., Convertible Subordinated Notes, 2.25%, 12/15/20 (c)	1,967	2,278
		2,394
Real Estate (4.8%):
GPT Property Trust LP, 3.75%, 3/15/19 (b)	350	478
Spirit Realty Capital, Inc., 3.75%, 5/15/21	2,145	2,149
Vereit, Inc.
3.00%, 8/1/18	175	176
3.75%, 12/15/20	1,710	1,766
		4,569
Total Convertible Corporate Bonds (Cost $59,570)		68,637

Convertible Preferred Stocks (24.2%)
Energy (0.5%):
Hess Corp., 1.78%, 2/1/19	7,795	438

Financials (8.2%):
AMG Capital Trust II, 5.15%	28,896	1,783
New York Community Capital Trust V, 6.00%	30,769	1,558
Wells Fargo & Co., Series L, 0.11%	3,433	4,557
		7,898
Health Care (3.5%):
Allergan PLC, Series A, 0.16%	805	720
Anthem, Inc., 5.05%	28,370	1,460
Becton, Dickinson and Co., Series A, 6.13%	21,780	1,217
		3,397
Industrials (0.7%):
Stanley Black & Decker, Inc., 5.38%	6,220	668

Real Estate (2.0%):
Welltower, Inc., Series I, 6.50%	28,770	1,882

Utilities (9.3%):
CenterPoint Energy, Inc., 3.40%	16,352	1,251
Dominion Resources, Inc., 6.75%	55,130	2,810
DTE Energy Co., 6.50%	30,363	1,657
NextEra Energy, Inc., 6.12%	30,065	1,670
NextEra Energy, Inc., 5.10%	24,155	1,600
		8,988
Total Convertible Preferred Stocks (Cost $21,922)		23,271

Collateral for Securities Loaned (4.8%)
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.91%(f)	3,919,356	3,919
JPMorgan U.S. Government Money Market Fund, Institutional Class, 0.84%(f)	696,814	697
Total Collateral for Securities Loaned (Cost $4,616)		4,616
Total Investments (Cost $86,108) — 100.4%		96,524
Liabilities in excess of other assets — (0.4)%		(397)
NET ASSETS - 100.00%		$96,127

See notes to schedules of investments.

(a)	Continuously callable with 30 days notice.
(b)

Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund’s Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of July 31, 2017, the fair value of these securities was $2,154 (thousands) and amounted to 2.2% of net assets.

(c)	All or a portion of this security is on loan.
(d)	Continuously callable with 15 days notice.
(e)	Variable or Floating-Rate Security. Rate disclosed is as of July 31, 2017.
(f)	Rate periodically changes. Rate disclosed is the daily yield on July 31, 2017.

LLC—Limited Liability Co.

LP—Limited Partnership

PLC—Public Liability Co.

See notes to schedules of investments.

Notes to Schedules of Portfolios Investments
Victory Portfolios	July 31, 2017
(Unaudited)

1. Federal Tax Information:

As of July 31, 2017, the cost basis for federal tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) were as follows (in thousands):

	Cost of			Net
	Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation
	Tax Purposes	Appreciation	Depreciation	(Depreciation)
Diversified Stock Fund	$1,370,679	$61,287	$(944,424)	$(883,137)
Large Cap Growth Fund	154,790	13,704	(136,249)	(122,545)
Special Value Fund	234,613	7,370	(161,217)	(153,847)
Established Value Fund	25,537,540	1,651,363	(17,629,814)	(15,978,451)
Small Company Opportunity Fund	10,483,390	884,214	(7,026,828)	(6,142,614)
Expedition Emerging Markets Small Cap Fund	236,980	4,566	(216,548)	(211,982)
Fund for Income	24,882,049	7,709	(23,931,760)	(23,924,051)
National Municipal Bond Fund	22,611	1,619	292	1,911
Ohio Municipal Bond Fund	27,089	2,793	3,783	6,576
Strategic Allocation Fund	55,625	1,453	(22,725)	(21,272)
Investment Grade Convertible Fund	1,274,555	11,631	(1,189,662)	(1,178,031)

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by Victory Portfolios (the “Trust”) in the preparation of its Schedules of Portfolio Investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the Schedules of Portfolio Investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Portfolio Investments. Actual results could differ from those estimates. The Trust currently offers shares of 46 funds. The accompanying Schedules of Portfolio Investments are those of the following 11 funds (collectively, the “Funds” and individually, a “Fund”).

Funds	Investment Share Classes Offered	Investment Objectives
Victory Diversified Stock Fund (“Diversified Stock Fund”)	Classes A, C, I, R, R6 and Y	Seeks to provide long-term growth of capital
Victory NewBridge Large Cap Growth Fund (“Large Cap Growth Fund”)	Classes A, C, I, R and Y	Seeks to provide long-term capital appreciation
Victory Special Value Fund (“Special Value Fund”)	Classes A, C, I, R and Y	Seeks to provide long-term growth of capital and dividend income
Victory Sycamore Established Value Fund (“Established Value Fund”)	Classes A, C, I, R, R6 and Y	Seeks to provide long-term capital growth by investing primarily in common stocks
Victory Sycamore Small Company Opportunity Fund (“Small Company Opportunity Fund”)	Classes A, I, R, R6 and Y	Seeks to provide capital appreciation

Notes to Schedules of Portfolios Investments-continued
Victory Portfolios	July 31, 2017
(Unaudited)

Victory Expedition Emerging Markets Small Cap Fund (“Expedition Emerging Markets Small Cap Fund”)	Classes A, C and I	Seeks to provide long-term appreciation of capital
Victory INCORE Fund for Income (“Fund for Income”)	Classes A, C, I, R, R6 and Y	Seeks to provide a high level of current income consistent with preservation of shareholders’ capital
Victory National Municipal Bond Fund (“National Municipal Bond Fund”)	Classes A and Y	Seeks to provide a high level of current interest income exempt from federal income tax, as is consistent with the preservation of capital
Victory Ohio Municipal Bond Fund (“Ohio Municipal Bond Fund”)	Class A	Seeks to provide a high level of current interest income exempt from both federal income tax and Ohio personal income tax
Victory Strategic Allocation Fund (“Strategic Allocation Fund”)	Classes A, C, I and R	Seeks to provide income and long-term growth of capital
Victory INCORE Investment Grade Convertible Fund (“Investment Grade Convertible Fund”)	Classes A and I	Seeks to provide a high level of current income together with long-term capital appreciation.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodologies used for

Notes to Schedules of Portfolios Investments-continued
Victory Portfolios	July 31, 2017
(Unaudited)

valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”) and Rights, are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ net asset values are calculated. The Expedition Emerging Markets Small Cap Fund uses a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of July 31, 2017, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is included in the Schedules of Portfolio Investments (in thousands):

Notes to Schedules of Portfolios Investments-continued
Victory Portfolios	July 31, 2017
(Unaudited)

	Level 1 - Quoted Prices		Level 2 - Other Significant Observable Inputs		Level 3 - Other Significant Unobservable Inputs		Total
	Investments in Securities		Investments in Securities		Investments in Securities		Investments in Securities
Diversified Stock Fund
Common Stocks	$476,207		$—		$—		$476,207
Collateral for Securities Loaned	3,884		—		—		3,884
Exchange-Traded Funds	7,451		—		—		7,451
Total	487,542		—		—		487,542

Large Cap Growth Fund
Common Stocks	32,245		—		—		32,245
Total	32,245		—		—		32,245

Special Value Fund
Common Stocks	79,710		—		—		79,710
Exchange-Traded Funds	619		—		—		619
Collateral for Securities Loaned	437		—		—		437
Total	80,766		—		—		80,766

Established Value Fund
Common Stocks	9,375,596		—		—		9,375,596
Exchange-Traded Funds	157,482		—		—		157,482
Collateral for Securities Loaned	26,011		—		—		26,011
Total	9,559,089		—		—		9,559,089

Small Company Opportunity Fund
Common Stocks	4,203,834		—		—		4,203,834
Exchange-Traded Funds	52,785		—		—		52,785
Collateral for Securities Loaned	84,157		—		—		84,157
Total	4,340,776		—		—		4,340,776

Expedition Emerging Markets Small Cap Fund
Common Stocks	3,145	(a)	20,762		225	(b)	24,132
Collateral for Securities Loaned	866		—		—		866
Total	4,011		20,762		225		24,998

Fund for Income Fund
Government National Mortgage Association	—		771,099		—		771,099
U.S. Treasury Obligations	—		186,799		—		186,799
Investment Companies	100		—		—		100
Total	100		957,898		—		957,998

National Municipal Bond Fund
Municipal Bonds	—		24,522		—		24,522
Total	—		24,522		—		24,522

Ohio Municipal Bond Fund
Municipal Bonds	—		33,665		—		33,665
Total	—		33,665		—		33,665

Strategic Allocation Fund
Affiliated Exchange-Traded Funds	5,259		—		—		5,259
Affiliated Mutual Funds	29,094		—		—		29,094
Total	34,353		—		—		34,353

Investment Grade Convertible Fund
Convertible Corporate Bonds	—		68,637		—		68,637
Convertible Preferred Stocks	20,238		3,033	(c)	—		23,271
Collateral for Securities Loaned	4,616		—		—		4,616
Total	$24,854		$71,670		$—		$96,524

(a) All securities categorized as Brazil and Mexico.

(b) All securities categorized as China and Republic of Korea

(c) Consists of holdings: AMG Capital Trust II and Centerpoint Energy

Notes to Schedules of Portfolios Investments-continued
Victory Portfolios	July 31, 2017
(Unaudited)

Transfers that occurred from Level 2 to Level 1 on recognition dates due to application of systematic fair value procedures affecting the Investment Grade Convertible Fund portfolio holdings are as follows:

Transfers from Level 2 to Level 1
Investment Grade Convertible Fund
Convertible Preferred Stocks	$4,815

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value (in thousands):

Investment In Securities	Expedition Emerging Market Small Cap	Fund for Income
Balance as of October 31, 2016	$22	$1,785
Accrued discount/premium	—	(11)
Realized Gain (Loss)	10	(38)
Change in Unrealized Appreciation (Depreciation)	(47)	(56)
Purchases	392	1,761
Sales Proceeds	(152)	(1,930)
Transfer into Level 3	—	—
Transfer out of Level 3	—	(1,511)
Balance as of July 31, 2017	$225	$—

Notes to Schedules of Portfolios Investments-continued
Victory Portfolios	July 31, 2017
(Unaudited)

Securities Purchased on a When-Issued Basis:

The Funds may purchase securities on a when-issued basis. When-issued securities are securities purchased for delivery beyond normal settlement periods at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities. As of July 31, 2017, the Funds had outstanding when-issued purchase commitments covered by segregated assets as identified in the Schedules of Portfolio Investments.

Investment Transactions:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period.

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions.

Exchange-Traded Funds:

The Funds may invest in exchange-traded funds (“ETFs”). ETFs are a type of index fund, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Notes to Schedules of Portfolios Investments-continued
Victory Portfolios	July 31, 2017
(Unaudited)

Investment Companies:

The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Foreign Currency Contracts:

The Expedition Emerging Markets Small Cap Fund may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Expedition Emerging Markets Small Cap Fund enters into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Fund records realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of July 31, 2017, the Funds had no open forward foreign exchange currency contracts.

Notes to Schedules of Portfolios Investments-continued
Victory Portfolios	July 31, 2017
(Unaudited)

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. A Fund may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Fund had not entered into any futures transactions. In addition, the value of a Fund’s futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting a Fund’s ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions.

Securities Lending:

The Trust has entered into a Master Securities Lending Agreement (“MSLA”) with Citibank N.A (“Citibank” or the “Agent”). Under the terms of the MSLA, the Funds may lend securities to certain broker-dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non-cash collateral.  Non-cash collateral can include U.S. Government Securities, letters of credit and certificates of deposit.  The cash collateral is invested in short-term instruments or cash equivalents as noted in the Funds’ Schedules of Portfolio Investments. The Trust does not have effective control of the non-cash collateral and therefore it is not disclosed in the Funds’ Schedules of Portfolio Investments. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.

Notes to Schedules of Portfolios Investments-continued
Victory Portfolios	July 31, 2017
(Unaudited)

Securities lending transactions are entered into by a Fund under the MSLA, which permits the Fund, under certain circumstances such as an event of default, to offset amounts payable by the Fund to the same counterparty against amounts receivable from the counterparty to create a net payment due to or from the Fund.

The following table is a summary of the Funds’ securities lending transactions accounted for as secured borrowings with an overnight and continuous contractual maturity, which are subject to offset under the MSLA as of July 31, 2017:

Fund	Gross Amount of Recognized Assets (Value of Securities on Loan) (000)	Value of Cash Collateral Received (000)	Net Amount (000)
Diversified Stock Fund	$3,823	$3,884	$61
Special Value Fund	429	437	8
Sycamore Established Value Fund	25,186	26,011	825
Sycamore Small Company Opportunity Fund	82,449	84,157	1708
Expedition Emerging Markets Small Cap Fund	786	866	80
Investment Grade Convertible Fund	4,495	4,616	121

Investment Company Modernization:

In October 2016, the Securities and Exchange Commission (SEC) released its Final Rules on Investment Company Reporting Modernization (the “Rules”). The Rules which introduce two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contain amendments to Regulation S-X which require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The amendments are effective for filings made with the SEC after August 1, 2017. Management is currently evaluating the impact of the amendments on the Funds’ financial statements. The adoption will have no effect on the Funds’ net assets or results of operations.

Notes to Schedules of Portfolios Investments-continued
Victory Portfolios	July 31, 2017
(Unaudited)

3. Risks:

The Funds may be subject to other risks in addition to these identified risks.

An investment in the Funds’ shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets.  The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds’ shares.  An investment in the Funds’ shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds’ distributions.

The Ohio Municipal Bond Fund invests primarily in municipal debt obligations issued by the State of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. This Fund is more susceptible to economic and political factors which might adversely affect municipalities and companies within Ohio than are other types of funds which are not geographically concentrated to the same extent.

The Expedition Emerging Markets Small Cap Fund invests in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund’s investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund’s holdings, including industry and/or geographic composition, as relevant.

The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties to financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are

Notes to Schedules of Portfolios Investments-continued
Victory Portfolios	July 31, 2017
(Unaudited)

investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Funds’ adviser, Victory Capital Management Inc., to be of comparable quality.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Victory Portfolios

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	September 25, 2017

By (Signature and Title)	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	September 25, 2017